Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Salaries and salary related costs non-cash share-based compensation	$ 2,722	$ 20,592
Professional fees and consulting non-cash share-based compensation	$ 405	$ 2,860